Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies:
Nature of Business, Policy

Nature of Business – On September 13, 2010 Sigma Labs, Inc., formerly named Framewaves, Inc., a Nevada corporation, acquired 100% of the shares of B6 Sigma, Inc. by exchanging 6.67 shares of Framewaves, Inc. restricted common stock for each issued and outstanding share of B6 Sigma, Inc. The acquisition has been accounted for as a “reverse purchase,” and accordingly the operations of Framewaves, Inc. prior to the date of acquisition have been eliminated. Unless otherwise indicated or the context otherwise requires, the term “B6 Sigma” refers to B6 Sigma, Inc., a Delaware corporation, which, until the short-form merger referenced below, was our wholly-owned, operating company acquired in September 2010; the terms the “Company,” “Sigma,” “we,” “us” and “our” refer to Sigma Labs, Inc., together with B6 Sigma, Inc. Prior to December 29, 2015, we conducted substantially all of our operations through B6 Sigma. On December 29, 2015, we completed a short-form merger of B6 Sigma into Sigma. As a result, B6 Sigma became part of Sigma and no longer exists as a subsidiary.

B6 Sigma, Inc., incorporated February 5, 2010, was founded by a group of scientists, engineers and businessmen to develop and commercialize novel and unique manufacturing and materials technologies. The Company believes that some of these technologies will fundamentally redefine conventional quality assurance and process control practices by embedding them into the manufacturing processes in real time, enabling process intervention and ultimately leading to closed loop process control. The Company anticipates that its core technologies will allow its clientele to combine advanced manufacturing quality assurance and process control protocols with novel materials to achieve breakthrough product potential in many industries including aerospace, defense, oil and gas, bio-medical, and power generation.

Nature of Business .

Nature of Business – On September 13, 2010 Sigma Labs, Inc., formerly named Framewaves, Inc., a Nevada corporation, acquired 100% of the shares of B6 Sigma, Inc. by exchanging 6.67 shares of Framewaves, Inc. restricted common stock for each issued and outstanding share of B6 Sigma, Inc. The acquisition has been accounted for as a “reverse purchase” and, accordingly, the operations of Framewaves, Inc. prior to the date of acquisition have been eliminated. Unless otherwise indicated or the context otherwise requires, the term “B6 Sigma” refers to B6 Sigma, Inc., a Delaware corporation, which, until the short-form merger referenced below, was our wholly-owned, operating company acquired in September 2010; the terms the “Company,” “Sigma,” “we,” “us” and “our” refer to Sigma Labs, Inc., together with B6 Sigma, Inc. Prior to December 29, 2015, we conducted substantially all of our operations through B6 Sigma. On December 29, 2015, we completed a short-form merger of B6 Sigma into Sigma. As a result, B6 Sigma became part of Sigma and no longer exists as a subsidiary.

B6 Sigma, Inc., incorporated February 5, 2010, was founded by a group of scientists, engineers and businessmen to develop and commercialize novel and unique manufacturing and materials technologies. The Company believes that some of these technologies will fundamentally redefine conventional quality assurance and process control practices by embedding them into the manufacturing processes in real time, enabling process intervention and ultimately leading to closed loop process control. The Company anticipates that its core technologies will allow its clientele to combine advanced manufacturing quality assurance and process control protocols with novel materials to achieve breakthrough product potential in many industries including aerospace, defense, oil and gas, bio-medical, and power generation.

Basis of Presentation, Policy

Basis of Presentation – The accompanying financial statements have been prepared by the Company in accordance with Article 8 of U.S. Securities and Exchange Commission Regulation S-X. In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows at December 31, 2016 and 2015 and for the periods then ended have been made.

Basis of Presentation.

Basis of Presentation – The accompanying financial statements have been prepared by the Company in accordance with Article 8 of U.S. Securities and Exchange Commission Regulation S-X. In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows at March 31, 2017 and 2016 and for the periods then ended have been made. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted. The Company suggests these condensed financial statements be read in conjunction with the December 31, 2016 audited financial statements and notes thereto included in the Company’s Form 10-K. The results of operations for the periods ended March 31, 2017 and 2016 are not necessarily indicative of the operating results for the full year.

Reclassification, Policy		Reclassification – Certain amounts in prior-period financial statements have been reclassified for comparative purposes to conform to presentation in the current-period financial statements.
Reclassifications.	Reclassification – Certain amounts in prior-period financial statements have been reclassified for comparative purposes to conform to presentation in the current-period financial statements.
Loss Per Share , Policy		Loss Per Share – The computation of loss per share is based on the weighted average number of shares outstanding during the period in accordance with ASC Topic No. 260, “Earnings Per Share.”
Loss per share.	Loss Per Share – The computation of loss per share is based on the weighted average number of shares outstanding during the period in accordance with ASC Topic No. 260, “Earnings Per Share.”
Property and Equipment

Property and Equipment – Property and equipment are stated at cost. Expenditures for major renewals and betterments that extend the useful lives of property and equipment are capitalized upon being placed in service. Expenditures for maintenance and repairs are charged to expense as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated life has been determined to be three years unless a unique circumstance exists, which is then fully documented as an exception to the policy.

Fair Value of Financial Instruments

Fair Value of Financial Instruments - The Company applies ASC 820, “Fair Value Measurements.” This guidance defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures. The three levels are defined as follows:

•         Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•         Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•         Level 3 inputs to valuation methodology are unobservable and significant to the fair measurement.

Fair Value of Financial Instruments – The Company adopted ASC 820, Fair Value Measurements and Disclosures, for assets and liabilities measured at fair value on a recurring basis. ASC 820 establishes a common definition for fair value to be applied to existing US GAAP that requires the use of fair value measurements which establishes a framework for measuring fair value and expands disclosure about such fair value measurements.

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Additionally, ASC 820 requires the use of valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized below:

Level 1:         Observable inputs such as quoted market prices in active markets for identical assets or liabilities

Level 2:         Observable market-based inputs or unobservable inputs that are corroborated by market data

Level 3:         Unobservable inputs for which there is little or no market data, which require the use of the reporting entity’s own assumptions.

The carrying amounts reported in the balance sheets for the cash and cash equivalents, prepaid stock compensation, receivables accounts payable, and accrued liabilities each qualify as financial instruments and are a reasonable estimate of fair value because on the short period of time between the origination of such instruments and their expected realization and their current market rate of interest.

In addition, FASB ASC 825-10-25, Fair Value Option was effective for January 1, 2008. ASC 825-10-25 expands opportunities to use fair value measurements in financial reporting and permits entities to choose to measure many financial instruments and certain other items at fair value.

Fair value of financial instruments is as follows:

	December 31, 2016		Date of Issuance October 17, 2016
	Fair Value	Input Level	Fair Value	Input Level

Derivative liability – $1 million of Notes issued October 17, 2016	$56,557	Level 3	$271,754	Level 3
Derivative liability – 160,000 warrants issued October 17, 2016	$36,649	Level 3	$176,096	Level 3

The derivative liability is the result of the $1 million of Notes, and the 160,000 warrants, that were issued in October 2016, both of which contain anti-dilution provisions in the event the Company engages in specified transactions. The Notes mature on October 17, 2017 and the warrants expire on October 17, 2019. The following table presents a reconciliation of the derivative liability measured at fair value on a recurring basis using significant unobservable input (Level 3) on October 17, 2016 and December 31, 2016:

Conversion feature derivative liability
Fair value on issuance date	$447,850
Change in fair value	(354,644)
Balance December 31, 2016	$93,206

At December 31, 2015, the Company had two outstanding warrants to purchase a total of 12,500 shares of common stock but the warrants did not contain anti-dilution provisions, and thus were not derivative liabilities. The fair value of one of the warrants of $271,250 was expensed on the date of issuance in 2014, and was calculated using a Black-Scholes option pricing model with the following assumptions: expected life of two years, expected volatility of 201%, a risk-free interest rate of 0.39%, and an expected dividend yield of 0%. The fair value of the other warrant of $36,250 was expensed on the date of issuance in 2014, and was calculated using a Black-Scholes option pricing model with the following assumptions: expected life of two years, expected volatility of 287%, a risk-free interest rate of 0.41%, and an expected dividend yield of 0%.

Income Taxes

Income Taxes – The Company accounts for income taxes in accordance with ASC Topic No. 740, “Accounting for Income Taxes.”

The Company adopted the provisions of ASC Topic No. 740, “Accounting for Income Taxes,” at the date of inception on February 5, 2010. As a result of the implementation of ASC Topic No. 740, the Company recognized no increase in the liability for unrecognized tax benefits.

The Company has no tax positions at December 31, 2016 and 2015 for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility.

The Company recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. During the year ended December 31, 2016, the Company recognized no interest and penalties. The Company had no accruals for interest and penalties at December 31, 2016 or 2015. All tax years starting with 2010 are open for examination.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts - Trade accounts receivable are carried at original invoice amount less an estimate made for doubtful accounts. We determine the allowance for doubtful accounts by identifying potential troubled accounts and by using historical experience and future expectations applied to an aging of accounts. Trade accounts receivable are written off when deemed uncollectible. Recoveries of trade accounts receivable previously written off are recorded as income when received. There no allowance for doubtful accounts at December 31, 2016 or 2015.

Long-Lived and Intangible Assets

Long-Lived and Intangible Assets – Long-lived assets and certain identifiable definite life intangibles to be held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company continuously evaluates the recoverability of its long-lived assets based on estimated future cash flows and the estimated liquidation value of such long-lived assets, and provides for impairment if such undiscounted cash flows are insufficient to recover the carrying amount of the long-lived assets. If impairment exists, an adjustment is made to write the asset down to its fair value, and a loss is recorded as the difference between the carrying value and fair value. Fair values are determined based on quoted market values, discounted cash flows or internal and external appraisals, as applicable. Assets to be disposed of are carried at the lower of carrying value or estimated net realizable value. No impairment was recorded in the years ended December 31, 2016 or 2015.

Recently Enacted Accounting Standards , Policy

Recently Enacted Accounting Standards – The FASB established the Accounting Standards Codification (“Codification” or “ASC”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”). Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) issued under authority of federal securities laws are also sources of GAAP for SEC registrants.

Recent Accounting Standards Updates (“ASU”) through ASU No. 2015-01 contain technical corrections to existing guidance or affects guidance to specialized industries or situations. The Company has evaluated recently issued technical pronouncements and has determined that these updates have no current applicability to the Company or their effect on the financial statements would not have been significant.

Recently Enacted Accounting Standards .

Recently Enacted Accounting Standards – The FASB established the Accounting Standards Codification (“Codification” or “ASC”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”). Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) issued under authority of federal securities laws are also sources of GAAP for SEC registrants.

Recent Accounting Standards Updates (“ASU”) through ASU No. 2015-01 contain technical corrections to existing guidance or affects guidance to specialized industries or situations. The Company has evaluated recently issued technical pronouncements and has determined that these updates have no current applicability to the Company or their effect on the financial statements would not have been significant.

Cash Equivalents		Cash Equivalents - The Company considers all highly liquid investments with an original maturity of three months or less at date of purchase to be cash equivalents
Concentration of Credit Risk

Concentration of Credit Risk - The Company maintains its cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on cash and cash equivalents.

Organization Expenditures		Organization Expenditures – Organizational expenditures are expensed as incurred for SEC filings, but capitalized and amortized for income tax purposes.
Stock Based Compensation

Stock Based Compensation – The Company recognizes compensation costs to employees under ASC Topic No. 718, “Compensation – Stock Compensation.” Under ASC Topic No. 718, companies are required to measure the compensation costs of share-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees are required to provide services. Share based compensation arrangements may include stock options, grants of shares of common stock with and without restrictions, performance based awards, share appreciation rights and employee share purchase plans. As such, compensation cost is measured on the date of grant at its fair value. Such compensation amounts, if any, are amortized over the respective vesting periods of the option or stock grants. Unvested option or stock grants for compensation are included in the Statement of Stockholders’ Equity as a contra-equity account as “Deferred Compensation.”

Equity instruments issued to non-employees are recorded on the basis of the fair value of the instruments, as required by ASC Topic No. 505, “Equity Based Payments to Non-Employees.” In general, the measurement date is either (a) when a performance commitment, as defined, is reached or (b) the earlier of the date that (i) the non-employee performance requirement is complete or (ii) the instruments are vested. The measured value related to the instruments is recognized over a per
Amortization		Amortization - Utility patents are amortized over a 17 year period. Patents which are pending are not amortized.
Accounting Estimates

Accounting Estimates - The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimated by management. Significant accounting estimates that may materially change in the near future are impairment of long-lived assets, values of stock compensation awards and stock equivalents granted as offering costs, and allowance for bad debts and inventory obsolescence.

Accounting Estimates .

Accounting Estimates - The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimated by management. Significant accounting estimates that may materially change in the near future are impairment of long-lived assets, values of stock compensation awards and stock equivalents granted as offering costs, and allowance for bad debts and inventory obsolescence.

Revenue Recognition

Revenue Recognition – The Company’s revenue is derived primarily from providing services under contracts. The Company recognizes revenue in accordance with ASC Topic No. 605 based on the following criteria: Persuasive evidence of an arrangement exists, services have been rendered, the price is fixed or determinable, and collectability is reasonably assured. In general, the Company recognizes service revenue as significant services under the relevant arrangement have been performed.

Deferred Stock Offering Costs

Deferred Stock Offering Costs – Costs related to stock offerings (if any) are deferred and will be offset against the proceeds of the offering in additional paid-in capital. In the event a stock offering is unsuccessful, the costs relating to the offering will be written-off directly to expense.

Inventory

Inventory – Inventories consist of raw materials used in the production of customized parts totaling $187,241 and $20,129, as of December 31, 2016 and 2015, respectively, and nominal work-in-process components which will be sold to customers. Inventories are valued at the lower of cost or market, using the first-in, first-out (FIFO) method.

Research and Development

Research and Development – Research and development costs are expensed as they are incurred. Research and development costs for the years ended December 31, 2016 and 2015 were $92,992 and $330,554, respectively.